Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net
Intangible assets subject to amortization		$ 187,589,394	$ 189,291,885
Less: Accumulated amortization		185,799,324	176,833,710
Total intangible assets, net		$ 1,790,070	12,458,175
Weighted Average Remaining Amortization Period		3 months 3 days
Amortization expenses		$ 10,665,705	10,839,284	$ 10,994,923
Expected amortization expenses
2024		1,786,075
2025		3,996
Related parties | SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | Related parties | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 105,780,844	99,725,921
Weighted Average Remaining Amortization Period		3 months
Extension term of agreement	5 years
License agreements | Related parties | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 79,909,416	75,405,899
Weighted Average Remaining Amortization Period		3 months
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 139,394	1,841,885
Less: Accumulated amortization		$ 109,064	$ 1,701,890
Weighted Average Remaining Amortization Period		11 months 8 days